Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41231
Entity Registrant Name	TC BIOPHARM (HOLDINGS) PLC
Entity Central Index Key	0001872812
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Maxim 1, 2 Parklands Way
Entity Address, Address Line Two	Holytown
Entity Address, City or Town	Motherwell
Entity Address, Country	GB
Entity Address, Postal Zip Code	ML1 4WR
City Area Code	+44 (0)
Local Phone Number	141 433 7557